Share Capital - Additional Information (Detail) ¥ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 12, 2018 shares	Oct. 03, 2018 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued in the merger	24,757,517	24,757,517
Issuance of ordinary shares	¥ 775	$ 123	¥ 2,433		¥ 2,071
Proceed from issuance of shares	422	67	1,386
Business cooperation arrangements in turn of contents cooperation	¥ 353	$ 56
lock up period of shares	3 years	3 years
Payments of cash in relation to put right			422	$ 67
Equity-settled share-based compensation			353	56
Payments of cash in relation to put right			¥ 1,519	$ 221
WMG China LLC [member]
Disclosure Of Classes Of Share Capital [Line Items]
Aggregate cash consideration | $							$ 200
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued in the merger	97,318,238	97,318,238
Issuance of ordinary shares	¥ 2,433	$ 382
Ordinary Shares | WMG China LLC [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued in the merger							68,131,015
American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued in the merger						41,029,829
Class A ordinary shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued in the merger						82,059,658